INCOME TAXES - Additional Information (Details)	12 Months Ended
Dec. 31, 2021 USD ($)
Income Tax Disclosure [Abstract]
Federal	$ 360,800,000
State	253,700,000
Foreign	31,400,000
NOLs with indefinite carryforward period	270,500,000
Undistributed earnings and profits	0
Uncertain tax positions, interest or penalties	0
Unrecognized tax benefits	$ 0